Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total at Balance Sheet Date
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	$ 2,148	$ 3,802	$ (3,502)
Fair value of long term debt	239,430	210
Total at Balance Sheet Date | Forward exchange contracts
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	2,148	3,802	(3,502)
Significant Other Observable Inputs (Level 2)
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	2,148	3,802	(3,502)
Significant Other Observable Inputs (Level 2) | Forward exchange contracts
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	$ 2,148	$ 3,802	$ (3,502)